UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

Voya In-Retirement Fund

The schedules are not audited.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.6%
379	iShares Barclays TIPS Bond Fund	$42,736	7.1
108	iShares Russell 2000 Value Index Fund	9,336	1.5

	Total Exchange-Traded Funds
	(Cost $52,410)	52,072	8.6

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 70.5%
4,161	Voya Corporate Leaders ® 100 Fund - Class R6	67,901	11.2
3,160	Voya Floating Rate Fund - Class I	29,990	4.9
3,774	Voya Global Bond Fund - Class R6	36,830	6.0
2,466	Voya High Yield Bond Fund - Class I	18,349	3.0
7,291	Voya Intermediate Bond Fund - Class R6	72,834	12.0
5,760	Voya International Core Fund - Class I	47,980	7.9
2,793	Voya Large Cap Value Fund - Class R6	30,526	5.0
1,347	Voya Large-Cap Growth Fund - Class R6	42,410	7.0
567	Voya MidCap Opportunities Fund - Class R6	12,350	2.0
1,330	Voya Multi-Manager Mid Cap Value Fund - Class I	12,489	2.1
627	Voya Real Estate Fund - Class R6	12,196	2.0
3,672	Voya Short Term Bond Fund - Class R6	36,132	5.9
191	Voya SmallCap Opportunities Fund - Class R6	9,174	1.5
		429,161	70.5

	Unaffiliated Investment Companies: 20.8%
1,369	@ Credit Suisse Commodity Return Strategy Fund - Class I	5,996	1.0
6,663	TIAA-CREF Bond Index Fund - Class I	72,628	11.9
1,158	TIAA-CREF International Equity Index Fund - Class I	17,780	2.9
1,412	TIAA-CREF S&P 500 Index Fund - Class I	30,463	5.0
		126,867	20.8

	Total Mutual Funds
	(Cost $585,481)	556,028	91.3

	Total Investments in Securities (Cost $637,891)	$608,100	99.9
	Assets in Excess of Other Liabilities	768	0.1
	Net Assets	$608,868	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $642,821.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,850
Gross Unrealized Depreciation	(37,571)

Net Unrealized Depreciation	$(34,721)

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$52,072	$–	$–	$52,072
Mutual Funds	556,028	–	–	556,028
Total Investments, at fair value	$608,100	$–	$–	$608,100

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$-	$71,020	$(964)	$(2,155)	$67,901	$443	$85	$-
Voya Floating Rate Fund - Class I	32,308	2,604	(3,025)	(1,897)	29,990	1,029	(103)	-
Voya Global Bond Fund - Class R6	38,638	3,228	(5,193)	157	36,830	314	(357)	-
Voya High Yield Bond Fund - Class I	25,881	2,527	(8,442)	(1,617)	18,349	983	(582)	-
Voya Intermediate Bond Fund - Class R6	93,685	11,255	(30,394)	(1,712)	72,834	1,786	473	-
Voya International Core Fund - Class I	57,355	13,633	(15,661)	(7,347)	47,980	477	(2,241)	651
Voya Large Cap Growth Fund - Class R6	92,652	5,194	(81,175)	(16,671)	-	273	44	2,238
Voya Large Cap Value Fund - Class R6	57,688	12,386	(34,661)	(4,887)	30,526	682	(3,144)	1,357
Voya Large-Cap Growth Fund - Class R6	-	82,169	(41,374)	1,615	42,410	-	9,752	-
Voya MidCap Opportunities Fund - Class R6	22,409	5,851	(13,375)	(2,535)	12,350	-	(1,152)	1,243
Voya Multi-Manager International Equity Fund - Class I	-	24,497	(24,497)	-	-	319	109	234
Voya Multi-Manager Mid Cap Value Fund - Class I	22,417	7,716	(15,891)	(1,753)	12,489	191	(3,884)	2,464
Voya Real Estate Fund - Class R6	12,746	1,997	(1,732)	(815)	12,196	154	(42)	666
Voya Short Term Bond Fund - Class R6	38,737	2,287	(4,398)	(494)	36,132	558	(41)	-
Voya Small Company Fund - Class R6	19,214	3,426	(22,055)	(585)	-	48	(3,301)	2,705
Voya Small Cap Opportunity Fund - Class R6	-	10,083	-	(909)	9,174	-	-	-
	$513,730	$259,873	$(302,837)	$(41,605)	$429,161	$7,257	$(4,384)	$11,558

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
182	iShares Russell 2000 Value Index Fund	$15,732	1.5

	Total Exchange-Traded Funds
	(Cost $16,652)	15,732	1.5

MUTUAL FUNDS: 98.5%
	Affiliated Investment Companies: 77.7%
7,654	Voya Corporate Leaders ® 100 Fund - Class R6	124,914	12.2
5,328	Voya Floating Rate Fund - Class I	50,561	4.9
6,362	Voya Global Bond Fund - Class R6	62,089	6.1
4,158	Voya High Yield Bond Fund - Class I	30,936	3.0
11,268	Voya Intermediate Bond Fund - Class R6	112,562	11.0
9,102	Voya International Core Fund - Class I	75,824	7.4
5,179	Voya Large Cap Value Fund - Class R6	56,610	5.5
2,433	Voya Large-Cap Growth Fund - Class R6	76,602	7.5
1,434	Voya MidCap Opportunities Fund - Class R6	31,241	3.0
3,849	Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,789	3.0
2,658	Voya Multi-Manager International Equity Fund - Class I	25,253	2.5
3,365	Voya Multi-Manager Mid Cap Value Fund - Class I	31,593	3.1
1,057	Voya Real Estate Fund - Class R6	20,565	2.0
5,159	Voya Short Term Bond Fund - Class R6	50,761	5.0
323	Voya SmallCap Opportunities Fund - Class R6	15,474	1.5
		795,774	77.7

	Unaffiliated Investment Companies: 20.8%
2,308	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,109	1.0
9,346	TIAA-CREF Bond Index Fund - Class I	101,876	9.9
2,604	TIAA-CREF International Equity Index Fund - Class I	39,977	3.9
2,865	TIAA-CREF S&P 500 Index Fund - Class I	61,827	6.0
		213,789	20.8

	Total Mutual Funds
	(Cost $1,043,341)	1,009,563	98.5

	Total Investments in Securities (Cost $1,059,993)	$1,025,295	100.0
	Assets in Excess of Other Liabilities	128	–
	Net Assets	$1,025,423	100.0

@	Non-income producing security.

  Cost for federal income tax purposes is $1,061,562.

  Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,373
Gross Unrealized Depreciation	(39,640)

Net Unrealized Depreciation	$(36,267)

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,732	$–	$–	$15,732
Mutual Funds	1,009,563	–	–	1,009,563
Total Investments, at fair value	$1,025,295	$–	$–	$1,025,295

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$1,275	$129,077	$(85)	$(5,353)	$124,914	$33	$-	$-
Voya Floating Rate Fund - Class I	3,175	50,656	(2,449)	(821)	50,561	557	(139)	-
Voya Global Bond Fund - Class R6	3,824	60,373	(4,035)	1,927	62,089	221	(345)	-
Voya High Yield Bond Fund - Class I	2,587	30,640	(2,250)	(41)	30,936	488	(183)	-
Voya Intermediate Bond Fund - Class R6	6,715	111,346	(6,242)	743	112,562	901	(63)	-
Voya International Core Fund - Class I	5,677	77,284	(203)	(6,934)	75,824	60	(4)	82
Voya Large Cap Growth Fund - Class R6	9,487	250	(7,375)	(2,362)	-	27	58	218
Voya Large Cap Value Fund - Class R6	5,076	55,766	(368)	(3,864)	56,610	314	19	133
Voya Large-Cap Growth Fund - Class R6	-	80,104	(318)	(3,184)	76,602	-	148	-
Voya MidCap Opportunities Fund - Class R6	2,567	36,538	(5,841)	(2,023)	31,241	-	(406)	171
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,900	32,523	(399)	(3,235)	30,789	27	(80)	-
Voya Multi-Manager International Equity Fund - Class I	1,262	26,099	(32)	(2,076)	25,253	39	-	30
Voya Multi-Manager Mid Cap Value Fund - Class I	2,840	36,895	(6,722)	(1,420)	31,593	26	(1,033)	339
Voya Real Estate Fund - Class R6	1,262	20,357	(219)	(835)	20,565	122	(76)	158
Voya Short Term Bond Fund - Class R6	3,195	50,359	(2,637)	(156)	50,761	267	(35)	-
Voya Small Company Fund - Class R6	1,894	326	(1,896)	(324)	-	5	(59)	266
Voya SmallCap Opportunities Fund - Class R6	-	17,024	-	(1,550)	15,474	-	-	-
	$52,736	$815,617	$(41,071)	$(31,508)	$795,774	$3,087	$(2,198)	$1,397

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
80	iShares Barclays 20+ Year Treasury Bond Fund	$10,478	1.0
417	iShares Russell 1000 Value Index Fund	38,677	3.9
181	iShares Russell 2000 Value Index Fund	15,646	1.5
61	iShares Russell Midcap Growth Index Fund	5,266	0.5

	Total Exchange-Traded Funds
	(Cost $72,539)	70,067	6.9

MUTUAL FUNDS: 93.1%
	Affiliated Investment Companies: 68.7%
8,231	Voya Corporate Leaders ® 100 Fund - Class R6	134,335	13.2
5,288	Voya Floating Rate Fund - Class I	50,183	4.9
828	Voya Global Real Estate Fund - Class R6	15,367	1.5
4,127	Voya High Yield Bond Fund - Class I	30,706	3.0
8,133	Voya Intermediate Bond Fund - Class R6	81,251	8.0
9,035	Voya International Core Fund - Class I	75,265	7.4
2,804	Voya Large Cap Value Fund - Class R6	30,652	3.0
2,817	Voya Large-Cap Growth Fund - Class R6	88,713	8.7
949	Voya MidCap Opportunities Fund - Class R6	20,678	2.0
5,094	Voya Multi-Manager Emerging Markets Equity Fund - Class I	40,753	4.0
3,694	Voya Multi-Manager International Equity Fund - Class I	35,096	3.4
2,783	Voya Multi-Manager Mid Cap Value Fund - Class I	26,129	2.6
787	Voya Real Estate Fund - Class R6	15,311	1.5
4,096	Voya Short Term Bond Fund - Class R6	40,305	4.0
320	Voya SmallCap Opportunities Fund - Class R6	15,362	1.5
		700,106	68.7

	Unaffiliated Investment Companies: 24.4%
2,291	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,035	1.0
8,337	TIAA-CREF Bond Index Fund - Class I	90,876	8.9
2,585	TIAA-CREF International Equity Index Fund - Class I	39,683	3.9
4,991	TIAA-CREF S&P 500 Index Fund - Class I	107,715	10.6
		248,309	24.4

	Total Mutual Funds
	(Cost $987,824)	948,415	93.1

	Total Investments in Securities (Cost $1,060,363)	$1,018,482	100.0
	Assets in Excess of Other Liabilities	106	–
	Net Assets	$1,018,588	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,061,560.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,908
Gross Unrealized Depreciation	(44,986)

Net Unrealized Depreciation	$(43,078)

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$70,067	$–	$–	$70,067
Mutual Funds	948,415	–	–	948,415
Total Investments, at fair value	$1,018,482	$–	$–	$1,018,482

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/2016	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$4,574	$135,790	$(5)	$(6,024)	$134,335	$90	$-	$-
Voya Floating Rate Fund - Class I	3,298	50,634	(2,956)	(793)	50,183	557	(167)	-
Voya Global Real Estate Fund - Class R6	-	16,078	-	(711)	15,367	118	-	-
Voya High Yield Bond Fund - Class I	2,642	30,548	(2,462)	(22)	30,706	488	(209)	-
Voya Intermediate Bond Fund - Class R6	4,617	82,692	(6,556)	498	81,251	656	4	-
Voya International Core Fund - Class I	6,508	76,297	(559)	(6,981)	75,265	62	(34)	85
Voya Large Cap Growth Fund - Class R6	11,091	282	(8,544)	(2,829)	-	32	163	250
Voya Large Cap Value Fund - Class R6	6,871	26,730	(389)	(2,560)	30,652	204	-	144
Voya Large-Cap Growth Fund Class R6	-	92,757	(309)	(3,735)	88,713	-	144	-
Voya MidCap Opportunities Fund - Class R6	-	21,820	-	(1,142)	20,678	-	-	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,607	42,652	(85)	(4,421)	40,753	37	(15)	-
Voya Multi-Manager International Equity Fund - Class I	1,302	36,647	(6)	(2,847)	35,096	48	-	36
Voya Multi-Manager Mid Cap Value Fund - Class I	2,941	36,950	(12,569)	(1,193)	26,129	27	(1,517)	349
Voya Real Estate Fund - Class R6	1,301	15,740	(990)	(740)	15,311	175	126	41
Voya Short Term Bond Fund - Class R6	2,636	40,268	(2,480)	(119)	40,305	214	(34)	-
Voya Small Company Fund - Class R6	1,959	326	(1,947)	(338)	-	5	(56)	273
Voya SmallCap Opportunities Fund Class R6	-	16,912	-	(1,550)	15,362	-	-	-
	$52,347	$723,123	$(39,857)	$(35,507)	$700,106	$2,713	$(1,595)	$1,178

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.7%
497	iShares Russell 1000 Value Index Fund	$46,097	4.6
180	iShares Russell 2000 Value Index Fund	15,559	1.5
302	iShares Russell Midcap Growth Index Fund	26,072	2.6

	Total Exchange-Traded Funds
	(Cost $92,372)	87,728	8.7

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 67.0%
8,191	Voya Corporate Leaders ® 100 Fund - Class R6	133,670	13.2
5,261	Voya Floating Rate Fund - Class I	49,924	4.9
824	Voya Global Real Estate Fund - Class R6	15,289	1.5
2,737	Voya High Yield Bond Fund - Class I	20,365	2.0
6,564	Voya Intermediate Bond Fund - Class R6	65,575	6.5
8,390	Voya International Core Fund - Class I	69,892	6.9
2,795	Voya Large Cap Value Fund - Class R6	30,549	3.0
3,043	Voya Large-Cap Growth Fund - Class R6	95,828	9.5
7,603	Voya Multi-Manager Emerging Markets Equity Fund - Class I	60,823	6.0
7,351	Voya Multi-Manager International Equity Fund - Class I	69,837	6.9
2,773	Voya Multi-Manager Mid Cap Value Fund - Class I	26,040	2.6
783	Voya Real Estate Fund - Class R6	15,233	1.5
1,019	Voya Short Term Bond Fund - Class R6	10,024	1.0
319	Voya SmallCap Opportunities Fund - Class R6	15,312	1.5
		678,361	67.0

	Unaffiliated Investment Companies: 24.3%
2,275	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,966	1.0
6,882	TIAA-CREF Bond Index Fund - Class I	75,019	7.4
3,215	TIAA-CREF International Equity Index Fund - Class I	49,354	4.8
5,209	TIAA-CREF S&P 500 Index Fund - Class I	112,401	11.1
		246,740	24.3

	Total Mutual Funds
	(Cost $969,876)	925,101	91.3

	Total Investments in Securities (Cost $1,062,248)	$1,012,829	100.0
	Assets in Excess of Other Liabilities	219	–
	Net Assets	$1,013,048	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,063,451.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$966
Gross Unrealized Depreciation	(51,588)

Net Unrealized Depreciation	$(50,622)

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$87,728	$–	$–	$87,728
Mutual Funds	925,101	–	–	925,101
Total Investments, at fair value	$1,012,829	$–	$–	$1,012,829

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,291	$134,536	$(90)	$(6,067)	$133,670	$101	$(4)	$-
Voya Floating Rate Fund - Class I	3,338	50,742	(3,386)	(770)	49,924	479	(188)	-
Voya Global Real Estate Fund - Class R6	-	16,050	(51)	(710)	15,289	118	(1)	-
Voya High Yield Bond Fund - Class I	2,674	20,437	(2,748)	2	20,365	301	(211)	-
Voya Intermediate Bond Fund - Class R6	2,003	67,692	(4,556)	436	65,575	438	(6)	-
Voya International Core Fund - Class I	7,246	69,811	(547)	(6,618)	69,892	69	(35)	94
Voya Large Cap Growth Fund - Class R6	11,557	289	(8,958)	(2,888)	-	33	218	256
Voya Large Cap Value Fund - Class R6	6,962	26,530	(391)	(2,552)	30,549	204	(19)	145
Voya Large-Cap Growth Fund - Class R6	-	100,305	(255)	(4,222)	95,828	-	119	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,960	63,594	(88)	(6,643)	60,823	55	(16)	-
Voya Multi-Manager International Equity Fund - Class I	3,954	71,746	(9)	(5,854)	69,837	73	(1)	54
Voya Multi-Manager Mid Cap Value Fund - Class I	2,976	36,776	(12,513)	(1,199)	26,040	27	(1,515)	350
Voya Real Estate Fund - Class R6	1,317	15,752	(1,100)	(736)	15,233	175	120	41
Voya Short Term Bond Fund - Class R6	667	10,088	(701)	(30)	10,024	47	(9)	-
Voya SmallCap Opportunities Fund - Class R6	992	16,034	(19)	(1,695)	15,312	-	(2)
	$52,937	$700,382	$(35,412)	$(39,546)	$678,361	$2,120	$(1,550)	$940

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.4%
559	iShares Russell 1000 Value Index Fund	$51,847	5.1
243	iShares Russell 2000 Value Index Fund	21,005	2.1
488	iShares Russell Midcap Growth Index Fund	42,129	4.2

	Total Exchange-Traded Funds
	(Cost $121,095)	114,981	11.4

MUTUAL FUNDS: 88.6%
	Affiliated Investment Companies: 66.8%
8,140	Voya Corporate Leaders ® 100 Fund - Class R6	132,842	13.1
2,093	Voya Floating Rate Fund - Class I	19,867	2.0
820	Voya Global Real Estate Fund - Class R6	15,216	1.5
2,723	Voya High Yield Bond Fund - Class I	20,262	2.0
8,040	Voya Intermediate Bond Fund - Class R6	80,323	8.0
8,348	Voya International Core Fund - Class I	69,541	6.9
2,735	Voya Large Cap Value Fund - Class R6	29,893	3.0
3,187	Voya Large-Cap Growth Fund - Class R6	100,370	9.9
7,565	Voya Multi-Manager Emerging Markets Equity Fund - Class I	60,519	6.0
7,314	Voya Multi-Manager International Equity Fund - Class I	69,487	6.9
4,345	Voya Multi-Manager Mid Cap Value Fund - Class I	40,795	4.0
779	Voya Real Estate Fund - Class R6	15,158	1.5
417	Voya SmallCap Opportunities Fund - Class R6	19,986	2.0
		674,259	66.8

	Unaffiliated Investment Companies: 21.8%
2,302	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,082	1.0
4,542	TIAA-CREF Bond Index Fund - Class I	49,513	4.9
3,199	TIAA-CREF International Equity Index Fund - Class I	49,102	4.9
5,168	TIAA-CREF S&P 500 Index Fund - Class I	111,536	11.0
		220,233	21.8

	Total Mutual Funds
	(Cost $938,986)	894,492	88.6

	Total Investments in Securities (Cost $1,060,081)	$1,009,473	100.0
	Assets in Excess of Other Liabilities	181	–
	Net Assets	$1,009,654	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,063,027.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$727
Gross Unrealized Depreciation	(54,281)

Net Unrealized Depreciation	$(53,554)

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$114,981	$–	$–	$114,981
Mutual Funds	894,492	–	–	894,492
Total Investments, at fair value	$1,009,473	$–	$–	$1,009,473

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,417	$135,887	$(2,663)	$(5,799)	$132,842	$103	$(262)	$-
Voya Floating Rate Fund - Class I	1,366	20,571	(1,766)	(304)	19,867	192	(83)	-
Voya Global Real Estate Fund - Class R6	-	16,271	(356)	(699)	15,216	118	(10)	-
Voya High Yield Bond Fund - Class I	2,736	20,846	(3,329)	9	20,262	303	(220)	-
Voya Intermediate Bond Fund - Class R6	1,366	85,622	(7,208)	543	80,323	537	-	-
Voya International Core Fund - Class I	8,759	70,371	(3,277)	(6,312)	69,541	71	(471)	96
Voya Large Cap Growth Fund - Class R6	12,835	321	(9,953)	(3,203)	-	36	240	285
Voya Large Cap Value Fund - Class R6	7,453	26,736	(1,959)	(2,337)	29,893	209	(282)	156
Voya Large-Cap Growth Fund - Class R6	-	106,438	(1,375)	(4,693)	100,370	-	514	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,051	64,126	(1,412)	(6,246)	60,519	56	(421)	-
Voya Multi-Manager International Equity Fund - Class I	4,044	72,362	(1,190)	(5,729)	69,487	74	(115)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,721	53,256	(14,361)	(1,821)	40,795	40	(1,840)	511
Voya Real Estate Fund - Class R6	1,347	15,963	(1,435)	(717)	15,158	176	100	42
Voya SmallCap Opportunities Fund - Class R6	1,353	21,530	(808)	(2,089)	19,986	-	(178)	99
	$54,448	$710,300	$(51,092)	$(39,397)	$674,259	$1,915	$(3,028)	$1,244

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.6%
80	iShares Barclays 20+ Year Treasury Bond Fund	$10,478	1.0
1,004	iShares Russell 1000 Value Index Fund	93,122	9.0
242	iShares Russell 2000 Value Index Fund	20,918	2.0
548	iShares Russell Midcap Growth Index Fund	47,309	4.6

	Total Exchange-Traded Funds
	(Cost $179,548)	171,827	16.6

MUTUAL FUNDS: 83.4%
	Affiliated Investment Companies: 61.6%
8,307	Voya Corporate Leaders ® 100 Fund - Class R6	135,575	13.2
1,867	Voya Floating Rate Fund - Class I	17,718	1.7
835	Voya Global Real Estate Fund - Class R6	15,505	1.5
4,365	Voya Intermediate Bond Fund - Class R6	43,611	4.2
9,117	Voya International Core Fund - Class I	75,941	7.3
3,686	Voya Large-Cap Growth Fund - Class R6	116,086	11.2
7,705	Voya Multi-Manager Emerging Markets Equity Fund - Class I	61,639	6.0
9,162	Voya Multi-Manager International Equity Fund - Class I	87,042	8.4
5,091	Voya Multi-Manager Mid Cap Value Fund - Class I	47,806	4.6
794	Voya Real Estate Fund - Class R6	15,447	1.5
434	Voya SmallCap Opportunities Fund - Class R6	20,817	2.0
		637,187	61.6

	Unaffiliated Investment Companies: 21.8%
2,296	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,055	1.0
4,637	TIAA-CREF Bond Index Fund - Class I	50,547	4.9
3,261	TIAA-CREF International Equity Index Fund - Class I	50,052	4.8
5,312	TIAA-CREF S&P 500 Index Fund - Class I	114,632	11.1
		225,286	21.8

	Total Mutual Funds
	(Cost $907,804)	862,473	83.4

	Total Investments in Securities (Cost $1,087,352)	$1,034,300	100.0
	Assets in Excess of Other Liabilities	153	–
	Net Assets	$1,034,453	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,089,537.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,091
Gross Unrealized Depreciation	(56,328)

Net Unrealized Depreciation	$(55,237)

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS as of FEBRUARY 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$171,827	$–	$–	$171,827
Mutual Funds	862,473	–	–	862,473
Total Investments, at fair value	$1,034,300	$–	$–	$1,034,300

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,467	$136,282	$(188)	$(5,986)	$135,575	$104	$(12)	$-
Voya Floating Rate Fund - Class I	1,378	18,124	(1,516)	(268)	17,718	172	(76)	-
Voya Global Real Estate Fund - Class R6	-	16,377	(174)	(698)	15,505	118	(4)	-
Voya Intermediate Bond Fund - Class R6	1,378	45,428	(3,484)	289	43,611	297	(11)	-
Voya International Core Fund - Class I	8,155	74,989	(60)	(7,143)	75,941	86	(3)	117
Voya Large Cap Growth Fund - Class R6	13,628	340	(10,595)	(3,373)	-	38	264	302
Voya Large Cap Value Fund - Class R6	7,861	379	(8,184)	(56)	-	69	(814)	172
Voya Large-Cap Growth Fund - Class R6	-	120,948	(221)	(4,641)	116,086	-	103	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,092	64,279	(123)	(6,609)	61,639	57	(30)	-
Voya Multi-Manager International Equity Fund - Class I	6,119	88,128	(11)	(7,194)	87,042	75	-	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	58,939	(12,808)	(2,079)	47,806	44	(1,797)	567
Voya Real Estate Fund - Class R6	1,359	16,060	(1,242)	(730)	15,447	176	118	42
Voya SmallCap Opportunities Fund - Class R6	1,365	21,732	(26)	(2,254)	20,817	-	(3)	100
	$54,556	$662,005	$(38,632)	$(40,742)	$637,187	$1,236	$(2,265)	$1,355

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
79	iShares Barclays 20+ Year Treasury Bond Fund	$10,347	1.0
989	iShares Russell 1000 Value Index Fund	91,730	9.1
238	iShares Russell 2000 Value Index Fund	20,573	2.0
540	iShares Russell Midcap Growth Index Fund	46,618	4.6

	Total Exchange-Traded Funds
	(Cost $176,981)	169,268	16.7

MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 61.4%
8,160	Voya Corporate Leaders ® 100 Fund - Class R6	133,174	13.3
1,834	Voya Floating Rate Fund - Class I	17,404	1.7
821	Voya Global Real Estate Fund - Class R6	15,231	1.5
4,285	Voya Intermediate Bond Fund - Class R6	42,811	4.2
8,955	Voya International Core Fund - Class I	74,598	7.4
3,510	Voya Large-Cap Growth Fund - Class R6	110,544	10.9
7,572	Voya Multi-Manager Emerging Markets Equity Fund - Class I	60,575	6.0
8,893	Voya Multi-Manager International Equity Fund - Class I	84,482	8.3
4,986	Voya Multi-Manager Mid Cap Value Fund - Class I	46,822	4.6
780	Voya Real Estate Fund - Class R6	15,175	1.5
425	Voya SmallCap Opportunities Fund - Class R6	20,389	2.0
		621,205	61.4

	Unaffiliated Investment Companies: 21.9%
2,261	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,904	1.0
4,578	TIAA-CREF Bond Index Fund - Class I	49,903	4.9
2,564	TIAA-CREF International Equity Index Fund - Class I	39,357	3.9
5,685	TIAA-CREF S&P 500 Index Fund - Class I	122,692	12.1
		221,856	21.9

	Total Mutual Funds
	(Cost $888,660)	843,061	83.3

	Total Investments in Securities (Cost $1,065,641)	$1,012,329	100.0
	Assets in Excess of Other Liabilities	129	–
	Net Assets	$1,012,458	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,067,434.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,146
Gross Unrealized Depreciation	(56,251)

Net Unrealized Depreciation	$(55,105)

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$169,268	$–	$–	$169,268
Mutual Funds	843,061	–	–	843,061
Total Investments, at fair value	$1,012,329	$–	$–	$1,012,329

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$5,468	$133,917	$(136)	$(6,075)	$133,174	$104	$(8)	$-
Voya Floating Rate Fund - Class I	1,378	17,813	(1,522)	(265)	17,404	171	(76)	-
Voya Global Real Estate Fund - Class R6	-	16,112	(175)	(706)	15,231	118	(4)	-
Voya Intermediate Bond Fund - Class R6	1,378	44,498	(3,348)	283	42,811	294	(11)	-
Voya International Core Fund - Class I	8,156	73,677	(69)	(7,166)	74,598	86	(4)	117
Voya Large Cap Growth Fund - Class R6	13,629	340	(10,597)	(3,372)	-	38	265	302
Voya Large Cap Value Fund - Class R6	7,862	379	(8,185)	(56)	-	69	(814)	172
Voya Large-Cap Growth Fund - Class R6	-	115,613	(231)	(4,838)	110,544	-	105	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,093	63,232	(86)	(6,664)	60,575	57	(20)	-
Voya Multi-Manager International Equity Fund - Class I	6,119	85,645	(21)	(7,261)	84,482	75	(1)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	58,042	(12,823)	(2,151)	46,822	44	(1,798)	567
Voya Real Estate Fund - Class R6	1,359	15,794	(1,242)	(736)	15,175	176	119	42
Voya SmallCap Opportunities Fund - Class R6	1,365	21,319	(32)	(2,263)	20,389	-	(5)	100
	$54,561	$646,381	$(38,467)	$(41,270)	$621,205	$1,232	$(2,252)	$1,355

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
59	iShares Barclays 20+ Year Treasury Bond Fund	$7,728	0.8
1,042	iShares Russell 1000 Value Index Fund	96,645	9.6
238	iShares Russell 2000 Value Index Fund	20,573	2.0
539	iShares Russell Midcap Growth Index Fund	46,532	4.6

	Total Exchange-Traded Funds
	(Cost $179,580)	171,478	17.0

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 60.1%
8,125	Voya Corporate Leaders ® 100 Fund - Class R6	132,599	13.2
818	Voya Global Real Estate Fund - Class R6	15,179	1.5
4,268	Voya Intermediate Bond Fund - Class R6	42,633	4.2
8,924	Voya International Core Fund - Class I	74,337	7.4
3,657	Voya Large-Cap Growth Fund - Class R6	115,164	11.4
7,548	Voya Multi-Manager Emerging Markets Equity Fund - Class I	60,384	6.0
8,862	Voya Multi-Manager International Equity Fund - Class I	84,186	8.3
4,958	Voya Multi-Manager Mid Cap Value Fund - Class I	46,554	4.6
777	Voya Real Estate Fund - Class R6	15,122	1.5
423	Voya SmallCap Opportunities Fund - Class R6	20,272	2.0
		606,430	60.1

	Unaffiliated Investment Companies: 22.9%
2,258	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,892	1.0
5,454	TIAA-CREF Bond Index Fund - Class I	59,450	5.9
2,553	TIAA-CREF International Equity Index Fund - Class I	39,196	3.9
5,651	TIAA-CREF S&P 500 Index Fund - Class I	121,943	12.1
		230,481	22.9

	Total Mutual Funds
	(Cost $882,437)	836,911	83.0

	Total Investments in Securities (Cost $1,062,017)	$1,008,389	100.0
	Assets in Excess of Other Liabilities	83	–
	Net Assets	$1,008,472	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,063,749.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$965
Gross Unrealized Depreciation	(56,325)

Net Unrealized Depreciation	$(55,360)

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$171,478	$–	$–	$171,478
Mutual Funds	836,911	–	–	836,911
Total Investments, at fair value	$1,008,389	$–	$–	$1,008,389

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016 where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$6,842	$133,025	$(1,157)	$(6,111)	$132,599	$104	$14	$-
Voya Global Real Estate Fund - Class R6	-	16,124	(205)	(740)	15,179	114	-	-
Voya Intermediate Bond Fund - Class R6	1,381	44,379	(3,410)	283	42,633	294	(254)	-
Voya International Core Fund - Class I	8,174	73,404	(76)	(7,165)	74,337	86	(91)	117
Voya Large Cap Growth Fund - Class R6	13,658	458	(10,732)	(3,384)	-	40	(146)	317
Voya Large Cap Value Fund - Class R6	7,878	681	(8,506)	(53)	-	71	(75)	180
Voya Large-Cap Growth Fund - Class R6	-	120,382	(220)	(4,998)	115,164	-	141	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,095	63,014	(50)	(6,675)	60,384	57	-	-
Voya Multi-Manager International Equity Fund - Class I	6,133	85,335	(22)	(7,260)	84,186	75	(55)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,762	57,768	(12,817)	(2,159)	46,554	44	(1,153)	569
Voya Real Estate Fund - Class R6	1,362	15,238	(779)	(699)	15,122	176	27	42
Voya SmallCap Opportunities Fund - Class R6	1,368	21,202	(34)	(2,264)	20,272	-	(100)	100
	$54,653	$631,010	$(38,008)	$(41,225)	$606,430	$1,061	$(1,692)	$1,380

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
58	iShares Barclays 20+ Year Treasury Bond Fund	$7,597	0.8
1,029	iShares Russell 1000 Value Index Fund	95,440	9.6
235	iShares Russell 2000 Value Index Fund	20,313	2.0
532	iShares Russell Midcap Growth Index Fund	45,928	4.6

	Total Exchange-Traded Funds
	(Cost $177,154)	169,278	17.0

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 60.1%
8,012	Voya Corporate Leaders ® 100 Fund - Class R6	130,757	13.1
807	Voya Global Real Estate Fund - Class R6	14,981	1.5
4,212	Voya Intermediate Bond Fund - Class R6	42,077	4.2
8,808	Voya International Core Fund - Class I	73,367	7.4
3,609	Voya Large-Cap Growth Fund - Class R6	113,660	11.4
7,449	Voya Multi-Manager Emerging Markets Equity Fund - Class I	59,596	6.0
8,746	Voya Multi-Manager International Equity Fund - Class I	83,087	8.4
4,893	Voya Multi-Manager Mid Cap Value Fund - Class I	45,947	4.6
767	Voya Real Estate Fund - Class R6	14,925	1.5
417	Voya SmallCap Opportunities Fund - Class R6	20,007	2.0
		598,404	60.1

	Unaffiliated Investment Companies: 22.9%
2,229	@ Credit Suisse Commodity Return Strategy Fund - Class I	9,763	1.0
5,374	TIAA-CREF Bond Index Fund - Class I	58,571	5.9
2,520	TIAA-CREF International Equity Index Fund - Class I	38,686	3.9
5,578	TIAA-CREF S&P 500 Index Fund - Class I	120,369	12.1
		227,389	22.9

	Total Mutual Funds
	(Cost $870,795)	825,793	83.0

	Total Investments in Securities (Cost $1,047,949)	$995,071	100.0
	Liabilities in Excess of Other Assets	(42)	–
	Net Assets	$995,029	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,048,206.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$943
Gross Unrealized Depreciation	(54,078)

Net Unrealized Depreciation	$(53,135)

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$169,278	$–	$–	$169,278
Mutual Funds	825,793	–	–	825,793
Total Investments, at fair value	$995,071	$–	$–	$995,071

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$-	$137,012	$(600)	$(5,655)	$130,757	$-	$(23)	$-
Voya Global Real Estate Fund - Class R6	-	15,890	(201)	(708)	14,981	113	(8)	-
Voya Intermediate Bond Fund - Class R6	-	44,970	(3,186)	293	42,077	256	15	-
Voya International Core Fund - Class I	-	79,652	(10)	(6,275)	73,367	-	(1)	-
Voya Large-Cap Growth Fund - Class R6	-	121,315	(14)	(7,641)	113,660	-	(2)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	-	65,429	(7)	(5,826)	59,596	-	(1)	-
Voya Multi-Manager International Equity Fund - Class I	-	89,545	(10)	(6,448)	83,087	-	(1)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	-	58,821	(10,842)	(2,032)	45,947	-	(906)	-
Voya Real Estate Fund - Class R6	-	15,935	(451)	(559)	14,925	158	(15)	-
Voya SmallCap Opportunities Fund - Class R6	-	22,048	(5)	(2,036)	20,007	-	(1)	-
	$-	$650,617	$(15,326)	$(36,887)	$598,404	$527	$(943)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.0%
83	iShares Barclays 20+ Year Treasury Bond Fund	$10,871	1.0
1,749	Schwab U.S. TIPs ETF	95,391	9.0

	Total Exchange-Traded Funds
	(Cost $103,417)	106,262	10.0

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 70.1%
4,609	Voya Corporate Leaders ® 100 Fund - Class R6	75,219	7.1
5,501	Voya Floating Rate Fund - Class I	52,203	4.9
6,569	Voya Global Bond Fund - Class R6	64,111	6.1
4,293	Voya High Yield Bond Fund - Class I	31,937	3.0
21,172	Voya Intermediate Bond Fund - Class R6	211,503	20.1
6,264	Voya International Core Fund - Class I	52,175	4.9
4,859	Voya Large Cap Value Fund - Class R6	53,110	5.0
2,343	Voya Large-Cap Growth Fund - Class R6	73,789	7.0
493	Voya MidCap Opportunities Fund - Class R6	10,741	1.0
1,157	Voya Multi-Manager Mid Cap Value Fund - Class I	10,860	1.0
1,091	Voya Real Estate Fund - Class R6	21,227	2.0
8,522	Voya Short Term Bond Fund - Class R6	83,856	8.0
		740,731	70.1

	Unaffiliated Investment Companies: 19.9%
2,377	@ Credit Suisse Commodity Return Strategy Fund - Class I	10,413	1.0
16,462	TIAA-CREF Bond Index Fund - Class I	179,440	16.9
964	TIAA-CREF S&P 500 Index Fund - Class I	20,801	2.0
		210,654	19.9

	Total Mutual Funds
	(Cost $965,765)	951,385	90.0

	Total Investments in Securities (Cost $1,069,182)	$1,057,647	100.0
	Liabilities in Excess of Other Assets	(234)	–
	Net Assets	$1,057,413	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $1,071,119.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,147
Gross Unrealized Depreciation	(20,619)

Net Unrealized Depreciation	$(13,472)

Voya In-Retirement Fund	PORTFOLIO OF INVESTMENTS as of February 29, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$106,262	$–	$–	$106,262
Mutual Funds	951,385	–	–	951,385
Total Investments, at fair value	$1,057,647	$–	$–	$1,057,647

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Market Value at 2/29/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$-	$78,351	$(159)	$(2,973)	$75,219	$51	$14	$-
Voya Floating Rate Fund - Class I	2,971	51,129	(989)	(908)	52,203	478	(54)	-
Voya Global Bond Fund - Class R6	3,541	60,779	(2,051)	1,842	64,111	-	(195)	-
Voya High Yield Bond Fund - Class I	2,372	30,832	(1,153)	(114)	31,937	424	(86)	-
Voya Intermediate Bond Fund - Class R6	16,283	202,755	(8,977)	1,442	211,503	1,474	(254)	-
Voya International Core Fund - Class I	2,921	53,938	(150)	(4,534)	52,175	31	(17)	43
Voya Large Cap Growth Fund - Class R6	6,440	290	(5,559)	(1,171)	-	19	19	152
Voya Large Cap Value Fund - Class R6	5,286	51,822	(437)	(3,561)	53,110	286	(7)	112
Voya Large-Cap Growth Fund - Class R6	-	78,034	(351)	(3,894)	73,789	-	141	-
Voya MidCap Opportunities Fund - Class R6	880	16,754	(6,278)	(615)	10,741	-	(485)	69
Voya Multi-Manager Mid Cap Value Fund - Class I	887	16,913	(6,512)	(428)	10,860	11	(721)	137
Voya Real Estate Fund - Class R6	1,168	20,981	(108)	(814)	21,227	121	(86)	155
Voya Short Term Bond Fund - Class R6	4,733	81,335	(1,930)	(282)	83,856	375	(26)	-
	$47,482	$743,913	$(34,654)	$(16,010)	$740,731	$3,270	$(1,757)	$668

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 26, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 26, 2016